Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2019
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Computer Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	Shorter of life of lease or 10 years